Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000186848
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Donoghue Forlines Dividend VIT Fund
C000186847
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Donoghue Forlines Momentum VIT Fund
Without Sales Load [Member] | C000186848
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%		3.75%	1.43%
Without Sales Load [Member] | C000186847
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%		7.90%	6.83%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%		8.68%	8.49%
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Syntax US LargeCap 500 Total Return Index
Average Annual Return, Percent	25.93%		14.72%	13.25%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%		14.28%	12.87%
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Syntax US LargeCap 500 Total Return Index
Average Annual Return, Percent	25.93%		14.72%	13.25%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%		14.28%	12.87%